Liabilities Related to Business Combinations and to Non-Controlling Interests	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities in business combination [abstract]
Liabilities Related to Business Combinations and to Non-Controlling Interests

B.11. LIABILITIES RELATED TO BUSINESS COMBINATIONS AND TO NON-CONTROLLING INTERESTS

For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.4. to the consolidated financial statements for the year ended December 31, 2022.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 7 fair value hierarchy (see Note A.5.).
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2023 are shown below:

(€ million)	Bayer contingent consideration arising from acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total (a)
Balance at January 1, 2023	26	204	380	165	4	779
Payments made	(11)	(77)	—	—	—	(88)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	(2)	6	15	17	—	36
Currency translation differences	—	—	(6)	(4)	—	(10)
Balance at June 30, 2023	13	133	389	178	4	717
Of which:
•Current portion						154
•Non-current portion						563
(a)As of January 1, 2023, this comprised a non-current portion of €674 million and a current portion of €105 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.

As of June 30, 2023, Liabilities related to business combinations and to non-controlling interests mainly comprised:
~~•~~The Bayer contingent consideration liability arising from the acquisition of Genzyme in 2011. As of June 30, 2023, Bayer was still entitled to receive the following potential payments:
–a percentage of sales of alemtuzumab up to a maximum of $1,250 million or over a maximum period of 10 years, whichever is achieved first;
–milestone payments based on specified levels of worldwide sales of alemtuzumab beginning in 2021.
The fair value of this liability was measured at €13 million as of June 30, 2023, versus €26 million as of December 31, 2022. The fair value of the Bayer liability is determined by applying the above contractual terms to sales projections which have been weighted to reflect the probability of success, and discounted. If the discount rate were to fall by one percentage point, the fair value of the Bayer liability would increase by less than 1%.
•The MSD contingent consideration liability arising from the 2016 acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture, which amounted to €133 million as of June 30, 2023 versus €204 million as of December 31, 2022. The fair value of this contingent consideration is determined by applying the royalty percentage stipulated in the contract to discounted projections of sales by Sanofi through December 31, 2024 of products previously commercialized by the joint venture. If the discount rate were to fall by one percentage point, the fair value of the MSD contingent consideration would increase by approximately 1%.
•The contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi's acquisition of Translate Bio in September 2021. The fair value of the Shire liability is determined by applying the contractual terms to development and sales projections that are weighted to reflect the probability of success, and discounted. The liability was measured at €389 million as of June 30, 2023, compared with €380 million as of December 31, 2022. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 13%.
•The contingent consideration liability arising from the 2022 acquisition of Amunix. The fair value of the liability is determined on the basis of the nominal value of payments due subject to the attainment of specified development milestones; these are weighted to reflect the probability of success, and discounted. The liability was measured at €178 million as of June 30, 2023, versus €165 million as of December 31, 2022. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 1%.